Options (Tables)	6 Months Ended
May 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation, stock options, activity
		May 31, 2021			May 31, 2020
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	1,697,638	2.92	1.99	2,353,829	8.35	4.30
Expired	-	-	-	(28,800)	18.10	11.00
Cancelled	(142,737)	1.07	0.58	(68,881)	0.38	0.23
Forfeited	-	-	-	(156,652)	0.35	0.22
Balance at
end of period	1,554,901	3.09	2.12	2,099,496	9.31	4.65

Options exercisable end of period	1,554,901	3.09	2.12	1,564,504	12.37	6.15

Employee service share-based compensation, allocation of recognized period costs
Stock-based compensation	Three months ended		Six months ended
related to:	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020
	$	$	$	$

Research and development	1,127	9,977	9,719	53,405
Selling, general and administrative	308	2,255	2,266	12,576
	1,435	12,232	11,985	65,981